ALGER GLOBAL
FOCUS FUND

QUARTERLY REPORT
JANUARY 31, 2022

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8%	SHARES	VALUE
AUSTRALIA—3.3%
APPLICATION SOFTWARE—2.0%
Xero Ltd.*	7,450	$603,277
HEALTHCARE TECHNOLOGY—1.3%
Pro Medicus Ltd.	11,700	377,706
TOTAL AUSTRALIA
(Cost $751,454)		980,983
CHINA—3.7%
AUTOMOBILE MANUFACTURERS—2.2%
BYD Co., Ltd., Cl. H	22,414	662,945
INTERNET & DIRECT MARKETING RETAIL—1.5%
JD Health International, Inc.*	54,000	436,170
TOTAL CHINA
(Cost $1,060,196)		1,099,115
FRANCE—8.6%
APPAREL ACCESSORIES & LUXURY GOODS—3.3%
LVMH Moet Hennessy Louis Vuitton SE	1,185	973,246
LIFE SCIENCES TOOLS & SERVICES—2.5%	7,300	732,876
Eurofins Scientific SE
RESEARCH & CONSULTING SERVICES—2.8%
Teleperformance	2,175	819,008
TOTAL FRANCE
(Cost $1,389,721)		2,525,130
GERMANY—2.7%
OIL & GAS REFINING & MARKETING—2.7%
VERBIO Vereinigte BioEnergie AG	12,578	801,662
(Cost $607,807)
HONG KONG—3.1%
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
Samsonite International SA *	430,483	899,730
(Cost $468,119)
INDIA—2.3%
DIVERSIFIED BANKS—2.3%
HDFC Bank Ltd.#	10,000	686,300
(Cost $675,716)
IRELAND—2.3%
PACKAGED FOODS & MEATS—2.3%
Kerry Group PLC, Cl. A	5,450	686,626
(Cost $642,123)
ITALY—7.9%
APPAREL ACCESSORIES & LUXURY GOODS—5.2%
Moncler SpA	14,053	901,835
PRADA SpA	101,500	620,661
		1,522,496

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
ITALY—7.9% (CONT.)
AUTOMOBILE MANUFACTURERS—2.7% Ferrari NV	3,450	$796,812
TOTAL ITALY (Cost $1,880,977)		2,319,308
JAPAN—4.7%
HEALTHCARE SUPPLIES—2.3%
Hoya Corp.	5,100	661,337
INDUSTRIAL MACHINERY—2.4%
FANUC Corp	3,600	711,925
TOTAL JAPAN
(Cost $1,500,241)		1,373,262
NETHERLANDS—7.0%
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Adyen NV*	290	590,068
HEAVY ELECTRICAL EQUIPMENT—2.0%
Alfen Beheer BV*	8,050	600,249
SEMICONDUCTOR EQUIPMENT—3.0%
ASML Holding NV	1,291	874,309
TOTAL NETHERLANDS
(Cost $1,992,864)		2,064,626
NORWAY—3.7%
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
Aker Carbon Capture ASA*	235,219	524,948
INDUSTRIAL MACHINERY—1.9%
AutoStore Holdings Ltd.*,(a)	193,771	546,788
TOTAL NORWAY
(Cost $1,356,540)		1,071,736
SPAIN—1.8%
BIOTECHNOLOGY—1.8%
Grifols SA#	44,000	516,560
(Cost $502,296)
SWITZERLAND—4.2%
LIFE SCIENCES TOOLS & SERVICES—1.8%
PolyPeptide Group AG*	5,244	522,797
SPECIALTY CHEMICALS—2.4%
Sika AG	2,000	699,711
TOTAL SWITZERLAND
(Cost $853,165)		1,222,508
TAIWAN—1.8%
SEMICONDUCTORS—1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.#	4,300	527,309
(Cost $607,700)
UNITED STATES—39.7%
APPLICATION SOFTWARE—9.9%
Adobe, Inc.*	1,893	1,011,430

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
UNITED STATES—39.7% (CONT.)
APPLICATION SOFTWARE—9.9% (CONT.)
Autodesk, Inc.*	2,825	$705,657
Intuit, Inc.	2,150	1,193,744
		2,910,831
COPPER—3.0%
Freeport-McMoRan, Inc.	24,000	893,280
FINANCIAL EXCHANGES & DATA—3.5%
MSCI, Inc., Cl. A	1,900	1,018,628
HEALTHCARE EQUIPMENT—2.6%
Insulet Corp.*	3,150	781,200
INTERNET & DIRECT MARKETING RETAIL—5.0%
Amazon.com, Inc.*	490	1,465,820
IT CONSULTING & OTHER SERVICES—2.1%
EPAM Systems, Inc.*	1,300	618,982
OIL & GAS EQUIPMENT & SERVICES—2.9%
Schlumberger NV	21,800	851,726
SEMICONDUCTORS—3.4%
NVIDIA Corp.	4,050	991,683
SYSTEMS SOFTWARE—7.3%
Microsoft Corp.	6,900	2,145,762
TOTAL UNITED STATES
(Cost $7,464,351)		11,677,912
TOTAL COMMON STOCKS
(Cost $21,753,270)		28,452,767

PREFERRED STOCKS—0.0%	SHARES	VALUE
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	33,858	–
(Cost $152,361)
Total Investments
(Cost $21,905,631)	96.8%	$28,452,767
Affiliated Securities (Cost $152,361) Unaffiliated Securities (Cost $21,753,270)		28,452,767
Other Assets in Excess of Liabilities	3.2%	954,295
NET ASSETS	100.0%	$29,407,062

#	American Depositary Receipts.--
(a)
Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.9% of the net assets of the Fund.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	0.40%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s  investment objective is long-term capital appreciation. It seeks   to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries.

The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule.   At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class  C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class  I shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of  the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Fund's investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC  820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets     to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Fund’s Board to designate the Fund’s primary investment adviser to perform the Fund’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Fund’s valuation policies and related practices.

(b)     Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Focus Fund	TOTAL	LEVEL 1		LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,757,219	$2,262,632		$4,494,587	$—
Consumer Staples	686,626	—		686,626	—
Energy	1,653,388	851,726		801,662	—
Financials	1,704,928	1,704,928		—	—
Healthcare	3,592,476	1,297,760		2,294,716	—
Industrials	3,202,918	—		3,202,918	—
Information Technology	9,262,221	7,194,567		2,067,654	—
Materials	1,592,991	893,280		699,711	—
TOTAL COMMON STOCKS	$28,452,767	$14,204,893		$14,247,874	$—
PREFERRED STOCKS
Healthcare	—	—	*	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$28,452,767	$14,204,893		$14,247,874	$—

*	Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses	—
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales	—
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

*	Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The following table provides quantitative information about the Fund’s Level 3 fair value measurements of the Fund’s investments as of January 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund’s fair value measurements.

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

	Fair Value January 31, 2022		Valuation Methodology	Unobservable Input	Range/Input	Weighted Average Inputs
Alger Global Focus Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

*	Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$913,193	$6,238	$906,955	$–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward  foreign currency contracts - In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuation.

There were no derivative instruments held by the Fund throughout the period or as of January 31, 2022.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Fund because the Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2022. Information regarding the Fund’s holdings of such securities is set forth in the following table:

ALGER GLOBAL FOCUS FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

Security	Value at October 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Total	$–		$–	$–	$–	$–	$–	$–

*	Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.